Income Taxes - Summary of Total Income Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax (benefit) allocated to net income	$ (22.0)	$ (132.1)	$ (78.1)
Income tax expense/(benefit) allocated to other comprehensive income	3.3	20.6	(23.9)
Total income tax (benefit)	$ (18.7)	$ (111.5)	$ (102.0)